Segment Information (details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Segment reporting information
Premiums		$ 6,183	$ 5,981
Net investment income		610	544
Fee income		113	117
Other revenues		31	53
Core income (loss)		614	698
Net realized investment gains (losses)	[1]	5	(9)
Total revenues		6,942	6,686
Net realized investment gains (losses), net of tax		3	(7)
Net income		617	691
Reportable Segments [Member]
Segment reporting information
Premiums		6,183	5,981
Net investment income		610	544
Fee income		113	117
Other revenues		30	50
Total segment revenues		6,936	6,692
Core income (loss)		676	759
Reportable Segments [Member] | Business Insurance [Member]
Segment reporting information
Premiums		3,429	3,414
Net investment income		453	399
Fee income		109	114
Other revenues		9	30
Total segment revenues		4,000	3,957
Core income (loss)		442	447
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums		3,189	3,178
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Workers' compensation [Member]
Segment reporting information
Premiums		976	981
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Automobile [Member]
Segment reporting information
Premiums		506	491
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Commercial property [Member]
Segment reporting information
Premiums		435	437
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | General liability [Member]
Segment reporting information
Premiums		491	482
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Commercial multi-peril [Member]
Segment reporting information
Premiums		774	782
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Other [Member]
Segment reporting information
Premiums		7	5
Reportable Segments [Member] | Business Insurance [Member] | International [Member]
Segment reporting information
Premiums		240	236
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Segment reporting information
Premiums		555	552
Net investment income		61	60
Other revenues		5	4
Total segment revenues		621	616
Core income (loss)		145	160
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums		514	508
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member] | General liability [Member]
Segment reporting information
Premiums		235	234
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member] | Fidelity and surety [Member]
Segment reporting information
Premiums		234	230
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member] | Other [Member]
Segment reporting information
Premiums		45	44
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | International [Member]
Segment reporting information
Premiums		41	44
Reportable Segments [Member] | Personal Insurance [Member]
Segment reporting information
Premiums		2,199	2,015
Net investment income		96	85
Fee income		4	3
Other revenues		16	16
Total segment revenues		2,315	2,119
Core income (loss)		89	152
Reportable Segments [Member] | Personal Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums		2,049	1,874
Reportable Segments [Member] | Personal Insurance [Member] | Domestic [Member] | Automobile [Member]
Segment reporting information
Premiums		1,094	936
Reportable Segments [Member] | Personal Insurance [Member] | Domestic [Member] | Homeowners and Other [Member]
Segment reporting information
Premiums		955	938
Reportable Segments [Member] | Personal Insurance [Member] | International [Member]
Segment reporting information
Premiums		150	141
Other [Member]
Segment reporting information
Other revenues		1	3
Core income (loss)		(62)	(61)
After-tax interest expense		$ 58	$ 59

[1]	Total other-than-temporary impairment (OTTI) losses were $(1) million and $(28) million for the three months ended March 31, 2017 and 2016, respectively. Of total OTTI, credit losses of $(2) million and $(18) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in net realized investment gains (losses). In addition, unrealized gains (losses) from other changes in total OTTI of $1 million and $(10) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in other comprehensive income as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.